Other disclosures - Disclosure of financing for construction and real estate business in Spain (Details) - Spain - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	€ 3,157	€ 2,967
Gross carrying amount | Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	3,172	2,984
Written-off assets	232	240
Gross carrying amount | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	17	31
Excess over collateral value | Construction and property development loans
Disclosure of credit risk exposure [line items]
Risk exposure	98	211
Excess over collateral value | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Risk exposure	0	0
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(1,037)	(1,086)
Accumulated impairment | Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	(15)	(17)
Accumulated impairment | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ (8)	€ (11)